MERITZ INVESTMENT (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Aug. 04, 2025	Jul. 31, 2025	Mar. 28, 2025	Feb. 22, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 27, 2025	Apr. 30, 2025	Dec. 31, 2024	Oct. 15, 2024
MERITZ INVESTMENT
Cash					$ 67,849	$ 268,781			$ 103,072
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk					(68,084)	$ (18,567)
Share buyback forward liabilities					$ 49,575				$ 117,059
Meritz Subscription Agreement
MERITZ INVESTMENT
Number of shares issued				50,000,000
Value of shares issued				$ 500,000
Internal rate of return on investments				12.50%
Pledged Shares										7,000,000
Mertiz Investment
MERITZ INVESTMENT
Share repurchased					17,500,000
Cumulated accrued, default interest			$ 22,261
Share Price			$ 14
Remaining ordinary shares			32,500,000
SBA Deposit			$ 150,938
Annualized interest rate			12.50%
Remaining repurchase price			$ 48,109
Transferable ADs			12,689,058
Offset receivable								$ 74,469
Share buyback forward liabilities					$ 49,575
Recognized as interest expenses					6,985
Mertiz Investment | Subsequent events
MERITZ INVESTMENT
Remaining repurchase price		$ 50,090
Mertiz Investment | ADR
MERITZ INVESTMENT
Share repurchased			17,500,000
Share Price			$ 14
Mertiz Investment | ADR | Subsequent events
MERITZ INVESTMENT
Share repurchased							32,500,000
Purchase price							$ 387,366
Additional depositary fee							$ 1,000
Stock repurchased	17,500,000
Meritz put option
MERITZ INVESTMENT
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk					54,406
Put option liabilities - non current					$ 363,521
Minimum | Mertiz Investment
MERITZ INVESTMENT
Cash			$ 175,000